Fair Value Measurement - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurement
Wealth management products	$ 24,535	$ 212,195
Equity securities with readily determinable market value	118,268	239,550
Financial instruments measured on a recurring basis
Fair Value Measurement
Wealth management products	24,535	212,195
Equity securities with readily determinable market value	118,268	239,550
Total	142,803	451,745
Financial instruments measured on a recurring basis | Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value Measurement
Wealth management products	0	0
Equity securities with readily determinable market value	118,268	239,550
Total	118,268	239,550
Financial instruments measured on a recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value Measurement
Wealth management products	24,535	212,195
Equity securities with readily determinable market value	0	0
Total	24,535	212,195
Financial instruments measured on a recurring basis | Significant Unobservable Inputs (Level 3)
Fair Value Measurement
Wealth management products	0	0
Equity securities with readily determinable market value	0	0
Total	$ 0	$ 0